CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Gross revenue	$ 614,943	$ 583,287	$ 551,654	$ 766,372	$ 2,251,469	$ 1,676,598
Net revenue	614,943	583,287	551,654	766,372	2,251,469	1,676,598
COST OF REVENUE
Cost of goods sold	320,724	359,469	226,949	294,264	783,141	556,972
Written off inventory	16,378	(117,561)	0	423,767	96,811	424,548
Total cost of revenue	337,102	241,908	226,949	718,031	879,951	981,520
GROSS PROFIT	277,841	341,379	324,705	48,341	1,371,517	695,078
OPERATING EXPENSES
General and administrative	683,029	538,781	370,357	711,897	2,283,107	2,584,256
Total operating expenses	683,029	538,781	370,357	711,897	2,283,107	2,584,256
OTHER INCOME (EXPENSE)
Interest expense, net of interest income	(89,060)	3,967	(32,957)	(3,855)	(64,690)	(52,453)
Change in fair value on derivative	(84,908)	236,776	78,978	1,202,646	(9,484)	(85,325)
Loss on extinguishment of debt	0	0	0	0	0	0
SBA loan forgiveness	0	0	0	0	0	39,833
Gain on sale of asset	0	0	2,643	0	2,643	0
Total other income (expense)	(173,968)	240,743	48,664	1,198,791	(71,531)	(97,945)
Net gain/(loss) before income tax provision	(579,157)	43,340	3,011	535,235	(983,121)	(1,987,122)
NET GAIN/(LOSS)	$ (579,157)	$ 43,340	$ 3,011	$ 535,235	$ (983,121)	$ (1,987,122)
Loss per share - basic and diluted	$ (0.00)	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	342,514,810	342,514,810	313,764,817	319,209,932	342,514,810	319,209,932